American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio
April 30, 2025

One Choice 2045 Portfolio - Schedule of Investments
APRIL 30, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 45.2%
Focused Dynamic Growth Fund G Class(2)	465,923	31,123,647
Focused Large Cap Value Fund G Class	14,036,918	143,036,189
Growth Fund G Class	1,550,401	85,427,092
Heritage Fund G Class	2,458,062	67,326,319
Large Cap Equity Fund G Class	3,217,865	157,643,212
Mid Cap Value Fund G Class	5,159,114	78,934,443
Select Fund G Class	196,671	22,859,115
Small Cap Growth Fund G Class	1,274,103	27,762,711
Small Cap Value Fund G Class	2,987,348	27,901,831
		642,014,559
Domestic Fixed Income Funds — 23.8%
Diversified Bond Fund G Class	25,071,806	229,908,460
High Income Fund G Class	7,005,702	59,688,582
Inflation-Adjusted Bond Fund G Class	4,504,952	48,563,378
		338,160,420
International Equity Funds — 21.7%
Emerging Markets Fund G Class	5,957,929	69,469,449
Global Real Estate Fund G Class	2,282,299	29,761,178
International Growth Fund G Class	6,375,337	84,090,693
International Small-Mid Cap Fund G Class	3,245,579	32,845,260
International Value Fund G Class	5,542,819	54,485,911
Non-U.S. Intrinsic Value Fund G Class	4,018,245	37,450,039
		308,102,530
International Fixed Income Funds — 9.3%
Emerging Markets Debt Fund G Class	4,110,860	36,751,089
Global Bond Fund G Class	10,852,468	95,067,624
		131,818,713
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,195,842,406)		1,420,096,222
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,420,096,222

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$37,638	$386	$4,032	$(2,868)	$31,124	466	$5,552	—
Focused Large Cap Value Fund	165,500	16,238	27,932	(10,770)	143,036	14,037	2,521	$13,804
Growth Fund	104,380	14,591	16,596	(16,948)	85,427	1,550	14,144	4,933
Heritage Fund	76,208	11,937	13,930	(6,889)	67,326	2,458	6,307	8,154
Large Cap Equity Fund(4)	174,426	18,704	15,186	(20,301)	157,643	3,218	4,726	11,737
Mid Cap Value Fund	92,307	7,740	12,886	(8,227)	78,934	5,159	1,288	7,125
Select Fund	13,170	14,193	1,935	(2,569)	22,859	197	13	870
Small Cap Growth Fund	34,896	504	4,528	(3,109)	27,763	1,274	1,282	365
Small Cap Value Fund	35,642	2,364	3,101	(7,003)	27,902	2,987	669	2,191
Diversified Bond Fund	252,621	29,001	56,388	4,674	229,908	25,072	(7,138)	9,276
High Income Fund	62,304	4,051	6,699	33	59,689	7,006	(725)	3,359
Inflation-Adjusted Bond Fund	50,128	1,775	4,875	1,535	48,563	4,505	(736)	1,038
Emerging Markets Fund	75,761	5,162	11,866	412	69,469	5,958	858	1,403
Global Real Estate Fund	32,769	998	3,821	(184)	29,762	2,282	240	975
International Growth Fund	90,483	3,247	9,318	(321)	84,091	6,375	1,771	1,264
International Small-Mid Cap Fund	34,727	1,329	2,155	(1,056)	32,845	3,246	(347)	952
International Value Fund	58,126	4,478	11,494	3,376	54,486	5,543	1,177	2,720
Non-U.S. Intrinsic Value Fund	39,961	7,358	8,217	(1,652)	37,450	4,018	(629)	4,498
Emerging Markets Debt Fund	37,262	2,150	3,580	919	36,751	4,111	(608)	1,326
Global Bond Fund	100,241	5,003	12,327	2,151	95,068	10,852	(2,051)	3,045
	$1,568,550	$151,209	$230,866	$(68,797)	$1,420,096	110,314	$28,314	$79,035
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.